DISPOSITIONS AND BUSINESSES HELD FOR SALE (Details) - Held for sale - Steam business disposal - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 72	$ 603	$ 21
Current receivables, inventories, and contract assets	633	551	504
Property, plant, and equipment and intangibles – net	236	237	214
Other assets	52	53	81
Assets of business held for sale	993	1,444	820
Liabilities
Contract liabilities and deferred income	964	1,001	1,073
Accounts payable and equipment project payables	218	177	167
Other liabilities	290	270	321
Liabilities of business held for sale	$ 1,472	$ 1,448	$ 1,561